Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Subsequent events
Deposits related to Canada Revenue Agency ("CRA") audits	$ 41.6	$ 40.9
Energy well equipment, net	5.9	5.6
Right-of-use assets, net	0.9	0.9
Debt issue costs	1.4	1.5
Furniture and fixtures, net		0.2
Other assets	$ 49.8	$ 49.1